FAIR VALUE OF INVESTMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trading gains and losses
Gain (loss) from trading	$ (4,823,115)	$ (25,123,931)	$ 27,724,807
Agriculture
Trading gains and losses
Gain (loss) from trading	3,640,588	(2,510,922)	(7,968,416)
Currencies
Trading gains and losses
Gain (loss) from trading	(4,843,485)	(5,694,277)	(1,897,906)
Energy
Trading gains and losses
Gain (loss) from trading	(18,787,514)	(4,842,480)	6,595,182
Interest rates
Trading gains and losses
Gain (loss) from trading	(16,906,536)	10,688,895	43,093,225
Metals
Trading gains and losses
Gain (loss) from trading	10,406,240	(14,676,939)	(6,157,884)
Stock indices
Trading gains and losses
Gain (loss) from trading	$ 21,667,592	$ (8,088,208)	$ (5,939,394)